NATIONWIDE

VLI SEPARATE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
U.S. Real Estate Portfolio - Class I (MSVRE)
157,494 shares (cost $2,477,140 )	$1,598,566
VaNVIT Money Market Fund - Class IV (SAM4)
11,063,242 shares (cost $11,063,242 )	11,063,242
Government Portfolio - Class I (ACG)
2,588,518 shares (cost $23,737,640 )	22,701,306
Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)
301,489 shares (cost $6,154,172 )	8,553,248

Total Investments	43,916,362
Accounts Receivable - Money Market Portfolio - Class I (ACMM)	17,505
Other Accounts Receivable	101

Total Accounts Receivable	17,606
Total Assets	43,933,968
$43,933,968

Contract Owners’ Equity:
Accumulation units	43,933,968
Total Contract Owners’ Equity (note 8)	$43,933,968

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	MSVRE	SAM4	ACG	ACMM	ACEG	ACE
Reinvested dividends	$2,043,024	36,895	-	1,818,562	1,022	8,168	178,377
Asset charges (note 3)	(244,404)	(5,656)	(168)	(130,768)	(53,068)	(31,670)	(23,074)

Net investment income (loss)	1,798,620	31,239	(168)	1,687,794	(52,046)	(23,502)	155,303
Realized gain (loss) on investments	(5,394,039)	(488,623)	-	195,995	-	266,496	(5,367,907)
Change in unrealized gain (loss) on investments	7,466,184	790,819	-	(1,969,275)	-	3,214,986	5,429,654

Net gain (loss) on investments	2,072,145	302,196	-	(1,773,280)	-	3,481,482	61,747
Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,870,765	333,435	(168)	(85,486)	(52,046)	3,457,980	217,050

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MSVRE		SAM4		ACG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,798,620	1,685,154	31,239	47,994	(168)	-	1,687,794	1,439,543
Realized gain (loss) on investments	(5,394,039)	615,333	(488,623)	(72,041)	-	-	195,995	114,487
Change in unrealized gain (loss) on investments	7,466,184	(16,514,864)	790,819	(1,258,025)	-	-	(1,969,275)	(1,115,974)
Reinvested capital gains	-	614,621	-	614,621	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,870,765	(13,599,756)	333,435	(667,451)	(168)	-	(85,486)	438,056

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(28,748)	43,925	-	-	(1,816)	-	6,717	16,271
Transfers between funds	-	-	294,579	18,482	11,081,116	-	(3,156,350)	1,586,911
Surrenders (note 6)	(17,210,617)	(1,969,121)	(11,579)	(34,301)	-	-	(10,493,021)	(741,238)
Death benefits (note 4)	(2,055,025)	(2,657,857)	(164,877)	-	-	-	(714,120)	(872,346)
Net policy repayments (loans) (note 5)	1,658,143	169,054	88,784	34,999	(726)	-	1,027,651	109,299
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(799,221)	(795,192)	(16,951)	(14,012)	(15,164)	-	(314,120)	(340,664)
Adjustments to maintain reserves	12,911	13,661	33	(74)	(6)	-	(626)	12,062

Net equity transactions	(18,422,557)	(5,195,530)	189,989	5,094	11,063,404	-	(13,643,869)	(229,705)

Net change in contract owners’ equity	(14,551,792)	(18,795,286)	523,424	(662,357)	11,063,236	-	(13,729,355)	208,351
Contract owners’ equity beginning of period	58,485,760	77,281,046	1,075,153	1,737,510	-	-	36,430,674	36,222,323

Contract owners’ equity end of period	$43,933,968	58,485,760	1,598,577	1,075,153	11,063,236	-	22,701,319	36,430,674

CHANGES IN UNITS:
Beginning units	1,992,173	2,132,176	33,595	33,552	-	-	1,071,981	1,079,788
Units purchased	1,646,132	123,795	8,712	1,080	1,109,912	-	15,948	63,126
Units redeemed	(1,499,780)	(263,798)	(3,205)	(1,037)	(3,116)	-	(422,334)	(70,933)

Ending units	2,138,525	1,992,173	39,102	33,595	1,106,796	-	665,595	1,071,981

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACMM		ACEG		ACE
	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(52,046)	68,708	(23,502)	884	155,303	128,025
Realized gain (loss) on investments	-	-	266,496	82,536	(5,367,907)	490,351
Change in unrealized gain (loss) on investments	-	-	3,214,986	(1,470,780)	5,429,654	(12,670,085)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,046)	68,708	3,457,980	(1,387,360)	217,050	(12,051,709)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(31,808)	-	753	-	(2,594)	27,654
Transfers between funds	(2,571,533)	931,233	8,798,798	(105,552)	(14,446,610)	(2,431,074)
Surrenders (note 6)	(1,728,128)	(235,595)	(4,608,534)	(117,326)	(369,355)	(840,661)
Death benefits (note 4)	(624,727)	(130,484)	(237,627)	(693,286)	(313,674)	(961,741)
Net policy repayments (loans) (note 5)	444,953	12,495	(27,257)	36,291	124,738	(24,030)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(264,472)	(121,862)	(94,554)	(41,691)	(93,960)	(276,963)
Adjustments to maintain reserves	17,981	(79)	107	1,876	(4,578)	(124)

Net equity transactions	(4,757,734)	455,708	3,831,686	(919,688)	(15,106,033)	(4,506,939)

Net change in contract owners’ equity	(4,809,780)	524,416	7,289,666	(2,307,048)	(14,888,983)	(16,558,648)
Contract owners’ equity beginning of period	4,827,285	4,302,869	1,263,665	3,570,713	14,888,983	31,447,631

Contract owners’ equity end of period	$17,505	4,827,285	8,553,331	1,263,665	-	14,888,983

CHANGES IN UNITS:
Beginning units	210,386	190,410	79,514	113,882	596,697	714,544
Units purchased	12,851	45,063	493,716	864	4,993	13,662
Units redeemed	(222,472)	(25,087)	(246,963)	(35,232)	(601,690)	(131,509)

Ending units	765	210,386	326,267	79,514	-	596,697

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

MORGAN STANLEY

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

VaNVIT Money Market Fund - Class IV (SAM4)

Portfolios of the Van Kampen Life Investment Trust

Government Portfolio - Class I (ACG)

Money Market Portfolio - Class I (ACMM) *

Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. On flexible payment contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2009 and 2008, there were no front-end sales charge deductions.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For single premium contracts, the Company currently deducts an annual administrative charge of $90 on purchase payments totaling less than $25,000, with a guaranteed maximum of $135. For New York contracts, the current charge is $65, with a guaranteed maximum of $120. The charge is $50 on purchase payments totaling $25,000 or more, with a guaranteed maximum of $75.

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5, with a guaranteed maximum of $7.50, to recover policy maintenance, accounting, record keeping and other administrative expenses.

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50, with a guaranteed maximum of $25, during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, the administration charge is $5, with a guaranteed maximum of $7.50. The Company deducts an additional charge of $1.50 per year per $1,000 to cover underwriting and administration costs and $0.54 per year per $1,000 to cover sales costs.

The above charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is determined based upon a specified percentage of each purchase payment. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0%.

For multiple payment contracts and flexible premium contracts, the surrender charge is calculated based upon the initial Specified Amount and varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge, as defined in the contract in the first year and declines a Specified Amount each year. After the ninth year (fourteenth year for policies issued in Pennsylvania), the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year (fourteen year for policies issued in Pennsylvania) surrender charge period. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For single premium contracts issued on or after April 16, 1990, the Asset Charges include mortality and expense risk, administrative expense and premium expense charges. These charges are equal to an annual rate of 1.30% during the first ten policy years, with a guaranteed maximum 1.60%, and 1.00%, with a guaranteed maximum of 1.30% thereafter (Reduced Fee). For multiple payment contracts the mortality and expense risk charge is equal to an annual rate of 0.80%. For flexible premium contracts the mortality and expense risk charge is equal to an annual rate of 0.80% decreasing to 0.50% starting on the 10th policy anniversary, if the cash surrender value is $25,000 or more. The above charges are assessed through a reduction in the unit value.

	Total	SAM4	MSVRE	ACEG	ACE
Single Premium issue prior to April 16, 1990	$242,814	150	5,644	31,335	22,866
Single Premium issue after to April 16, 1990	895	6	12	164	104
Multiple Payment and Flexible Premium contracts	695	12		171	105

Total	$244,404	168	5,656	31,670	23,074

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	ACG	ACMM
Single Premium issue prior to April 16, 1990	$130,231	52,589
Single Premium issue after to April 16, 1990	354	254
Multiple Payment and Flexible Premium contracts	182	225

Total	$130,768	53,068

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy’s cash surrender value. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, the loan interest rate is 6.0% per year. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate.

Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $3,328,078 and $1,620,001, respectively, and total transfers from the Account to the fixed account were $1,699,936 and $1,450,947, respectively.

(7) Fair Value Measurements

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$43,916,363	0	$43,916,363

Accounts Receivable of $17,605 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
U.S. Real Estate Portfolio – Class I (MSVRE)	$417,437	$684,897
VaNVIT Money Market Fund – Class IV (SAM4)	11,063,404	162
Government Portfolio – Class I (ACG)	4,588,222	16,347,984
Money Market Portfolio – Class I (ACMM)	11,279,607	16,106,914
Van Kampen Life Investment Trust – Capital Growth Portfolio – Class I (ACEG)	9,459,207	5,384,653
Life Investment Trust – Enterprise Portfolio – Class I (obsolete) (ACE)	5,202,811	25,521,571

	$42,010,688	$64,046,181

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.50%	39,026	$40.922072	$1,597,025	3.22%	27.71%
2009	1.00%	76	20.416080	1,552	3.22%	27.08%
2008	0.50%	33,514	32.041879	1,073,852	3.46%	-38.20%
2008	1.00%	81	16.065985	1,301	3.46%	-38.51%
2007	0.50%	33,466	51.851515	1,735,263	1.24%	-17.49%
2007	1.00%	86	26.129688	2,247	1.24%	-17.90%
2006	0.50%	49,376	62.840219	3,102,799	1.14%	37.36%
2006	1.00%	88	31.826979	2,801	1.14%	36.68%
2005	0.50%	58,882	45.748974	2,693,791	1.29%	16.47%
VaNVIT Money Market Fund - Class IV (SAM4)
2009	0.50%	1,102,708	9.995744	11,022,387	0.00%	-0.04%	11/30/2009
2009	0.80%	2,379	9.993181	23,774	0.00%	-0.07%	11/30/2009
2009	1.00%	1,709	9.991468	17,075	0.00%	-0.09%	11/30/2009
Government Portfolio - Class I (ACG)
2009	0.50%	662,436	34.194217	22,651,480	6.88%	0.47%
2009	0.95%	309	32.152418	9,935	6.88%	0.02%
2009	1.00%	2,850	14.001472	39,904	6.88%	-0.03%
2008	0.50%	1,069,088	34.033278	36,384,569	4.46%	1.30%
2008	0.95%	308	32.145409	9,901	4.46%	0.85%
2008	1.00%	2,585	14.005421	36,204	4.46%	0.80%
2007	0.50%	1,076,780	33.595492	36,174,954	4.59%	6.79%
2007	0.95%	310	31.875003	9,881	4.59%	6.31%
2007	1.00%	2,698	13.894552	37,488	4.59%	6.26%
2006	0.50%	1,147,846	31.457953	36,108,886	4.49%	2.82%
2006	0.95%	310	29.982245	9,294	4.49%	2.36%
2006	1.00%	2,786	13.076047	36,430	4.49%	2.31%
2005	0.50%	1,216,044	30.593826	37,203,439	4.07%	3.02%
2005	0.95%	310	29.289798	9,080	4.07%	2.56%
2005	1.00%	3,380	12.780417	43,198	4.07%	2.51%
Money Market Portfolio - Class I (ACMM)
2009	0.50%	765	22.882150	17,505	0.01%	-0.48%
2008	0.50%	209,523	22.992436	4,817,444	1.98%	1.51%
2008	1.00%	863	11.403505	9,841	1.98%	1.00%
2007	0.50%	189,534	22.650171	4,292,978	4.64%	4.19%
2007	1.00%	876	11.290862	9,891	4.64%	3.65%
2006	0.50%	199,480	21.739630	4,336,621	4.36%	3.91%
2006	1.00%	862	10.893047	9,390	4.36%	3.38%
2005	0.50%	197,554	20.922581	4,133,340	2.64%	2.16%
2005	1.00%	408	10.537364	4,299	2.64%	1.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Van Kampen Life Investment Trust - Capital Growth Portfolio - Class I (ACEG)
2009	0.50%	319,003	$26.700490	$8,517,536	0.14%	65.24%
2009	0.95%	61	25.107186	1,532	0.14%	64.50%
2009	1.00%	7,203	4.756834	34,263	0.14%	64.42%
2008	0.50%	77,862	16.158481	1,258,131	0.54%	-49.24%
2008	0.95%	61	15.262737	931	0.54%	-49.47%
2008	1.00%	1,591	2.893138	4,603	0.54%	-49.50%
2007	0.50%	111,730	31.834487	3,556,867	0.04%	16.37%
2007	0.95%	62	30.205859	1,873	0.04%	15.85%
2007	1.00%	2,090	5.728578	11,973	0.04%	15.79%
2006	0.50%	109,868	27.355140	3,005,455	0.00%	2.34%
2006	0.95%	62	26.073328	1,617	0.00%	1.89%
2006	1.00%	2,198	4.947333	10,874	0.00%	1.84%
2005	0.50%	133,060	26.728516	3,556,496	0.26%	7.40%
2005	0.95%	62	25.590678	1,587	0.26%	6.91%
2005	1.00%	4,560	4.858180	22,153	0.26%	6.86%
Life Investment Trust - Enterprise Portfolio - Class I (obsolete) (ACE)
2008	0.50%	586,663	25.274403	14,827,557	1.04%	-43.24%
2008	0.80%	1,261	19.624347	24,746	1.04%	-43.41%
2008	1.00%	8,773	4.181029	36,680	1.04%	-43.52%
2007	0.50%	703,688	44.525149	31,331,813	0.40%	12.12%
2007	0.80%	1,300	34.675802	45,079	0.40%	11.78%
2007	1.00%	9,556	7.402623	70,739	0.40%	11.55%
2006	0.50%	749,266	39.713460	29,755,945	0.43%	6.55%
2006	0.80%	1,316	31.021911	40,825	0.43%	6.23%
2006	1.00%	9,828	6.635924	65,218	0.43%	6.02%
2005	0.50%	812,408	37.273548	30,281,329	0.73%	7.61%
2005	0.80%	1,338	29.203243	39,074	0.73%	7.29%
2005	1.00%	10,504	6.259359	65,748	0.73%	7.08%

2009	Contract owners equity:			$43,933,968
2008	Contract owners equity:			$58,485,760
2007	Contract owners equity:			$77,281,046
2006	Contract owners equity:			$76,486,155
2005	Contract owners equity:			$78,053,534
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010